Share-based compensation - Option pricing model (Details) - Parent Incentive Plans - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum (as a percent)	0.72%	1.88%	2.68%
Risk free interest rate, maximum (as a percent)	0.89%	1.92%	2.69%
Expected terms (in years)			10 years
Expected volatility, minimum (as a percent)	50.85%	50.07%	49.77%
Expected volatility, maximum (as a percent)	52.57%	50.56%	49.85%
Expected dividend yield	0.00%
Fair value of underlying ordinary share of the Parent (US$)	$ 89.79	$ 11.26	$ 2.08
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected terms (in years)	8 years	9 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected terms (in years)	10 years	10 years